Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Profit before income tax and social contribution	R$ 1,326,002	R$ 4,677,942	R$ 3,912,319
Adjustments for:
Depreciation and amortization	2,037,112	1,780,094	1,392,541
Residual value of property, plant and equipment, intangible assets and investment properties written-off	16,590	45,434	24,974
Bad debt expense	444,826	128,099	165,433
Agreement signed with the municipality of Maua	(280,774)	0	0
Agreement signed with the municipality of Santo Andre	0	(1,336,908)	0
Agreement signed with the municipality of Guarulhos	0	0	(928,014)
Provisions and inflation adjustment	444,090	384,620	111,940
Interest calculated on borrowings and financing payable	559,931	568,679	563,902
Inflation adjustment and exchange gains (losses) on borrowings and financing	2,267,179	280,526	982,072
Interest and inflation adjustment on liabilities	20,931	46,038	30,103
Interest and inflation adjustment on assets	(46,946)	(39,547)	(64,046)
Finance charges from customers	(344,513)	(364,291)	(289,321)
Construction margin on intangible assets arising from concession agreements	(86,477)	(65,172)	(63,013)
Provision for Consent Decree (TAC) and Knowledge Retention Program (PRC)	1,684	(130,345)	80,245
Share of profit of investees	(14,136)	(3,701)	(6,510)
Interest and monetary restatement (PPP)	424,639	397,576	0
Provision from Sao Paulo agreement	142,232	135,013	135,735
Pension plan obligations	136,585	267,423	243,569
Other adjustments	5,283	5,863	33,349
Total adustments	7,054,238	6,777,343	6,325,278
Changes in assets
Trade receivables	(213,084)	(72,538)	(71,679)
Accounts receivable from related parties	83,419	26,358	39,919
Inventories	(34,394)	(4,858)	20,075
Recoverable taxes	(342,127)	239,437	(104,118)
Escrow deposits	35,630	(12,302)	(1,639)
Other receivables	(36,264)	(1,966)	11,760
Changes in liabilities
Trade payables and contractors	(248,404)	(349,037)	(176,826)
Services payable	(162,560)	(114,957)	(89,988)
Accrued payroll and related taxes	(185,020)	159,794	(103,488)
Taxes and contributions payable	384,676	63,276	(4,829)
Deferred Cofins/PASEP	5,751	2,863	10,648
Provisions	(227,596)	(241,674)	(297,282)
Pension obligations	(123,014)	(221,784)	(217,000)
Other liabilities	(13,306)	(92,637)	122,214
Cash generated from operations	5,977,945	6,157,318	5,463,045
Interest paid	(626,625)	(737,326)	(732,048)
Income tax and social contribution paid	(373,112)	(1,222,747)	(888,077)
Net cash generated from operating activities	4,978,208	4,197,245	3,842,920
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(3,299,657)	(3,195,247)	(2,132,559)
Restricted cash	(9,724)	5,882	(13,078)
Financial investments	(3,411,146)	0	0
Investment increase/(decrease)	(5,734)	240	(1,136)
Purchase of property, plant and equipment	(42,407)	(78,159)	(50,645)
Dividends received	0	0	8,131
Net cash used in investing activities	(6,768,668)	(3,267,284)	(2,189,287)
Borrowings and financing
Proceeds from loans	4,777,474	1,793,388	1,634,553
Payment of loans	(3,244,099)	(2,148,198)	(1,678,748)
Payment of interest on capital	(890,095)	(739,996)	(653,393)
Public-Private Partnership - PPP	(543,346)	(548,079)	(178,333)
Program Contract Commitments	(166,283)	(63,057)	(31,568)
Net cash used in financing activities	(66,349)	(1,705,942)	(907,489)
Increase / (decrease) in cash and cash equivalents	(1,856,809)	(775,981)	746,144
Represented by :
Cash and cash equivalents at the beginning of the year	2,253,210	3,029,191	2,283,047
Cash and cash equivalents at the end of the year	396,401	2,253,210	3,029,191
Increase / (decrease) in cash and cash equivalents	R$ (1,856,809)	R$ (775,981)	R$ 746,144